Condensed Consolidating Financial Information (Condensed Consolidating Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net cash provided by (used in) operating activities	$ 14,854	$ 14,345	$ 11,179
Investing Activities
Net transactions with affiliates	0
Capital expenditures	(5,714)	(5,307)	(4,961)
Cash paid for intangible assets	(923)	(954)	(536)
Acquisitions, net of cash acquired	(90)	(6,407)	(183)
Proceeds from sales of businesses and investments	3,102	277	99
Return of capital from investees	2,362	37	190
Purchases of investments	(297)	(135)	(260)
Other	74	(19)	(60)
Net cash provided by (used in) investing activities	(1,486)	(12,508)	(5,711)
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(544)	544	0
Proceeds from borrowings	4,544	0	3,420
Repurchases and repayments of debt	(2,881)	(3,216)	(1,153)
Repurchases and retirements of common stock	(3,000)	(2,141)	(1,200)
Dividends paid	(1,608)	(1,187)	(1,064)
Issuances of common stock	233	283	34
Distributions (to) from noncontrolling interests	(691)	(325)	(67)
Other	(90)	(159)	(125)
Net cash provided by (used in) financing activities	(4,037)	(6,201)	(155)
Increase (decrease) in cash and cash equivalents	9,331	(4,364)	5,313
Cash and cash equivalents, beginning of year	1,620	5,984	671
Cash and cash equivalents, end of year	10,951	1,620	5,984
Comcast [Member]
Operating Activities
Net cash provided by (used in) operating activities	(362)	(513)	(391)
Investing Activities
Net transactions with affiliates	3,845	4,615	488
Capital expenditures	(10)	(7)	(7)
Cash paid for intangible assets	(6)	(2)	(2)
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	3,829	4,606	479
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(1)	(4)
Proceeds from borrowings	2,536		3,390
Repurchases and repayments of debt	(1,726)	(1,095)	(1,100)
Repurchases and retirements of common stock	(3,000)	(2,141)	(1,200)
Dividends paid	(1,608)	(1,187)	(1,064)
Issuances of common stock	233	283	34
Distributions (to) from noncontrolling interests	0	0	0
Other	99	51	(148)
Net cash provided by (used in) financing activities	(3,467)	(4,093)	(88)
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
Comcast Holdings [Member]
Operating Activities
Net cash provided by (used in) operating activities	(7)	(19)	(235)
Investing Activities
Net transactions with affiliates	206	19	248
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	3	0	0
Net cash provided by (used in) investing activities	209	19	248
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	(202)	0	(13)
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	(202)	0	(13)
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
CCCL Parent [Member]
Operating Activities
Net cash provided by (used in) operating activities	(177)	(209)	(257)
Investing Activities
Net transactions with affiliates	177	1,209	257
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	177	1,209	257
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	0	(1,000)	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	0	(1,000)	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
Combined CCHMO Parents [Member]
Operating Activities
Net cash provided by (used in) operating activities	(114)	(131)	(132)
Investing Activities
Net transactions with affiliates	667	131	132
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	667	131	132
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	(553)	0	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	(553)	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	0	0	0
Nbcuniversal Media Parent [Member]
Operating Activities
Net cash provided by (used in) operating activities	(1,347)	(638)	0
Investing Activities
Net transactions with affiliates	4,850	247	0
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	295	0
Proceeds from sales of businesses and investments	0	3	0
Return of capital from investees		0	0
Purchases of investments	(19)	(4)	0
Other	(22)	0	0
Net cash provided by (used in) investing activities	4,809	541	0
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(550)	550
Proceeds from borrowings	1,995		0
Repurchases and repayments of debt	(2)	0	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	(14)	(215)	0
Net cash provided by (used in) financing activities	1,429	335	0
Increase (decrease) in cash and cash equivalents	4,891	238	0
Cash and cash equivalents, beginning of year	238	0
Cash and cash equivalents, end of year	5,129	238	0
Comcast Non-Guarantor Subsidiaries [Member]
Operating Activities
Net cash provided by (used in) operating activities	16,861	15,855	12,194
Investing Activities
Net transactions with affiliates	(9,745)	(6,221)	(1,125)
Capital expenditures	(5,704)	(5,300)	(4,954)
Cash paid for intangible assets	(917)	(952)	(534)
Acquisitions, net of cash acquired	(90)	(6,702)	(183)
Proceeds from sales of businesses and investments	3,102	274	99
Return of capital from investees	2,362	37	190
Purchases of investments	(278)	(131)	(260)
Other	93	(19)	(60)
Net cash provided by (used in) investing activities	(11,177)	(19,014)	(6,827)
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	7	(2)
Proceeds from borrowings	13		30
Repurchases and repayments of debt	(398)	(1,121)	(40)
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	(691)	(325)	(67)
Other	(175)	5	23
Net cash provided by (used in) financing activities	(1,244)	(1,443)	(54)
Increase (decrease) in cash and cash equivalents	4,440	(4,602)	5,313
Cash and cash equivalents, beginning of year	1,382	5,984	671
Cash and cash equivalents, end of year	5,822	1,382	5,984
Elimination and Consolidation Adjustments [Member]
Operating Activities
Net cash provided by (used in) operating activities	0	0	0
Investing Activities
Net transactions with affiliates	0	0	0
Capital expenditures	0	0	0
Cash paid for intangible assets	0	0	0
Acquisitions, net of cash acquired	0	0	0
Proceeds from sales of businesses and investments	0	0	0
Return of capital from investees		0	0
Purchases of investments	0	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	0	0
Proceeds from borrowings	0		0
Repurchases and repayments of debt	0	0	0
Repurchases and retirements of common stock	0	0	0
Dividends paid	0	0	0
Issuances of common stock	0	0	0
Distributions (to) from noncontrolling interests	0	0	0
Other	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0